Retirement benefit obligations - Analysis of Group balance sheet net asset (Details) - USD ($) $ in Millions	Jul. 31, 2021	Jul. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	$ 2,304	$ 2,122
Present value of defined benefit obligations	(2,208)	(2,183)
Net asset/(liability)	96	(61)
UK
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	2,175	2,012
Present value of defined benefit obligations	(2,067)	(2,039)
Net asset/(liability)	108	(27)
Non-UK
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets	129	110
Present value of defined benefit obligations	(141)	(144)
Net asset/(liability)	$ (12)	$ (34)